UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Geologic Resource Partners LLC

Address:  535 Boylston Street
          Boston, MA 02116

13F File Number: 28-11778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     George R. Ireland
Title:    Principal of GRI Holdings LLC, the Managing Member
Phone:    617-424-9900


Signature, Place and Date of Signing:


   /s/ George R. Ireland      Boston, Massachusetts          February 12, 2008
   ---------------------      ---------------------          -----------------
       [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $56,269
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                    COLUMN  2   COLUMN 3    COLUMN 4       COLUMN 5         COL 6    COLUMN 7             COLUMN 8

                            TITLE OF                VALUE      SHRS OR   SH/ PUT/   INVSMT   OTHR             VOTING AUTHORITY
NAME OF ISSUER              CLASS       CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN   MGRS        SOLE      SHARED     NONE

APOLLO GOLD CORP            COM         03761E102    1,380     6,000,000 SH         SOLE                6,000,000
GAMMON GOLD INC             COM         36467T106   15,131     2,766,278 SH         SOLE                2,766,278
GOLDCORP INC NEW            COM         380956409    4,004       127,000 SH         SOLE                  127,000
IAMGOLD CORP                COM         450913108    4,178       683,815 SH         SOLE                  683,815
MAG SILVER CORP             COM         55903Q104    5,631     1,251,490 SH         SOLE                1,251,490
NATIONAL COAL CORP          COM NEW     632381208    5,270     4,149,975 SH         SOLE                4,149,975
PEABODY ENERGY CORP         COM         704549104    1,631        71,700 SH         SOLE                   71,700
PLATINUM GROUP METALS LTD   COM NEW     72765Q205   13,158     8,656,318 SH         SOLE                8,656,318
POTASH CORP SASK INC        COM         73755L107    5,492        75,000 SH         SOLE                   75,000
YAMANA GOLD INC             COM         98462Y100      394        50,998 SH         SOLE                   50,998




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